Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity awards granted to executive officers and other employees consist of restricted stock, restricted stock units, and performance-based awards. These awards are generally approved by the Compensation Committee during its regularly scheduled meetings, with award values established based on market data and internal compensation considerations, and the number of shares determined using an average closing price methodology over a defined period.
The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, does not time the release of material nonpublic information based on equity award grant dates, and does not consider material nonpublic information when determining the timing, terms, or value of equity awards.
Since 2020, the Compensation Committee has not used stock options or stock appreciation rights as a component of executive or other employee compensation, and accordingly, the Company does not maintain a formal policy governing the timing of stock options or stock appreciation right grants.

Award Timing Method	Equity awards granted to executive officers and other employees consist of restricted stock, restricted stock units, and performance-based awards. These awards are generally approved by the Compensation Committee during its regularly scheduled meetings, with award values established based on market data and internal compensation considerations, and the number of shares determined using an average closing price methodology over a defined period.
The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, does not time the release of material nonpublic information based on equity award grant dates, and does not consider material nonpublic information when determining the timing, terms, or value of equity awards.
Since 2020, the Compensation Committee has not used stock options or stock appreciation rights as a component of executive or other employee compensation, and accordingly, the Company does not maintain a formal policy governing the timing of stock options or stock appreciation right grants.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, does not time the release of material nonpublic information based on equity award grant dates, and does not consider material nonpublic information when determining the timing, terms, or value of equity awards.

MNPI Disclosure Timed for Compensation Value	false